Cover	Dec. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2020
Entity File Number	001-38195
Entity Registrant Name	GraniteShares Gold Trust
Entity Central Index Key	0001690437
Entity Tax Identification Number	82-6393903
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	205 Hudson Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(646)
Local Phone Number	876-5096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	BAR
Security Exchange Name	NYSE